Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	$ 43,600	$ 42,538	$ 38,359
Operating activities:
Net income	110,387	84,242	86,135
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for (recovery of) loan losses	7,945	8,557	(5,101)
Amortization of loan fees and costs, net	(6,158)	(5,758)	(5,279)
Net accretion of purchase accounting adjustments	(793)	0	0
Depreciation of premises and equipment	8,585	8,644	8,396
Amortization of investment securities, net	1,262	1,473	247
Amortization of prepayment penalty on long-term debt	0	5,719	6,176
Prepayment penalty on long-term debt	0	0	5,554
Decrease in deferred income tax	538	3,289	581
Realized net investment securities losses (gains)	2,271	(1,821)	0
Gain on equity securities, net	(3,213)	0	0
Loan originations to be sold in secondary market	(202,827)	(230,860)	(287,722)
Proceeds from sale of loans in secondary market	207,836	242,139	290,132
Gain on sale of nonperforming loans	(2,826)	0	0
Share-based compensation expense	5,063	3,942	2,814
OREO valuation adjustments	491	458	601
Gain on sale of OREO, net	(4,235)	(251)	(1,323)
Bank owned life insurance income	(6,815)	(4,858)	(4,338)
Investment in qualified affordable housing tax credits amortization	7,322	10,278	7,300
Pension contribution	0		0
Changes in assets and liabilities:
Decrease (increase) in other assets	9,163	(1,060)	(7,042)
Increase (decrease) in other liabilities	5,131	(11,778)	2,006
Net cash provided by operating activities	132,950	87,991	87,887
Investing activities:
Proceeds from redemption/repurchase of Federal Home Loan Bank stock	7,003	0	0
Proceeds from sales of investment securities	244,399	2,265	0
Proceeds from calls and maturities of:
Held-to-maturity debt securities	10,547	14,426	29,901
Available-for-sale debt securities	197,826	193,937	753,325
Purchase of:
Held-to-maturity debt securities	(7,133)	(113,519)	(141,045)
Available-for-sale debt securities	(373,372)	(29,684)	(579,006)
Equity securities	(2,590)	0	(3,500)
Net loan originations, portfolio loans	57,315	119,336	199,494
Proceeds from sale of nonperforming loans	3,000	0	0
Proceeds from the sale of OREO	13,094	2,921	8,704
Life insurance death benefits	8,096	1,037	1,050
Investment in qualified affordable housing projects	0	(7,000)	(15,029)
Purchases of premises and equipment	(11,533)	(7,018)	(7,466)
Cash received from acquisitions, net	12,270	0	0
Net cash provided by (used in) investing activities	44,292	(61,971)	(152,560)
Financing activities
Net increase in deposits	159,590	295,370	174,314
Net (decrease) increase in short-term borrowings	(169,323)	(3,506)	553
Proceeds from issuance of long-term debt	50,000	150,000	0
Repayment of subordinated notes	0	(30,000)	0
Repayment of long-term debt	(150,000)	(350,000)	(55,554)
Value of common shares withheld to pay employee income taxes	(610)	(347)	0
Cash dividends paid	(63,013)	(57,493)	(57,653)
Net cash (used in) provided by financing activities	(179,140)	(3,354)	61,660
(Decrease) increase in cash and cash equivalents	(1,898)	22,666	(3,013)
Cash and cash equivalents at beginning of year	169,112	146,446	149,459
Cash and cash equivalents at end of year	167,214	169,112	146,446
Income Taxes Paid	7,345	26,190	27,260
Non cash activities [Abstract]
Real Estate Owned, Transfer to Real Estate Owned	1,204	3,457	3,339
Affordable Housing Program Obligation, Period Increase (Decrease)	8,000	7,000	9,000
Consumer
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in prepaid dealer premiums	(1,298)	(4,350)	(5,733)
Mortgages [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of loans in secondary market	4,879	5,014	5,517
Foreclosed Asset [Domain]
Changes in assets and liabilities:
Decrease (increase) in other assets	(11,379)	(5,553)	0
Treasury Stock, Common [Member]
Financing activities
Repurchase of treasury shares	$ (5,784)	(7,378)	$ 0
Pension Plan [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Pension contribution		$ (15,000)